UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5912

MFS SPECIAL VALUE TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Special Value Trust

1/31/10
Quarterly portfolio holdings

M F S
INVESTMENT MANAGEMENT

MFS Special Value Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10

Issuer	Shares/Par	Value ($)
Bonds – 69.2%
Aerospace – 0.6%
Bombardier, Inc., 6.3%, 2014 (n)	$100,000	$100,500
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015	203,000	139,539
Spirit AeroSystems Holdings, Inc., 7.5%, 2017 (n)	45,000	45,338

		$285,377

Airlines – 1.1%
American Airlines Pass-Through Trust, 6.817%, 2011	$155,000	$153,063
Continental Airlines, Inc., 7.339%, 2014	322,000	306,705
Delta Air Lines, Inc., 7.711%, 2013	50,000	49,500

		$509,268

Apparel Manufacturers – 0.2%
Hanes Brand, Inc., 8%, 2016	$30,000	$30,750
Levi Strauss & Co., 9.75%, 2015	80,000	83,600
Propex Fabrics, Inc., 10%, 2012 (d)	395,000	198

		$114,548

Asset Backed & Securitized – 2.2%
Anthracite Ltd., CDO, 6%, 2037 (z)	$450,000	$22,500
Banc of America Commercial Mortgage, Inc., FRN, 5.811%, 2051	77,897	61,872
Banc of America Commercial Mortgage, Inc., FRN, 6.209%, 2051 (z)	328,951	84,712
Citigroup Commercial Mortgage Trust, FRN, 5.7%, 2049	220,000	42,379
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039	72,952	56,766
Falcon Franchise Loan LLC, FRN, 3.669%, 2025 (i)(z)	406,399	28,407
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.746%, 2049	142,189	43,970
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.746%, 2049	217,049	62,936
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.746%, 2049	595,809	157,171
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.062%, 2051	95,000	30,153
Merrill Lynch Mortgage Trust, FRN, 5.828%, 2050	95,000	26,563
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.204%, 2049	249,789	195,935
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.747%, 2050	64,000	43,337
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.747%, 2050	145,000	125,105
Morgan Stanley Capital I, Inc., FRN, 1.253%, 2039 (i)(z)	609,259	9,681
Preferred Term Securities XII Ltd., CDO, 0%, 2033 (a)(e)(z)	225,000	45
Preferred Term Securities XVI Ltd., CDO, 0%, 2035 (a)(e)(z)	300,000	30
Preferred Term Securities XVII Ltd., CDO, 0%, 2035 (a)(e)(z)	187,000	19
Wachovia Bank Commercial Mortgage Trust, FRN, 5.692%, 2047	142,497	26,726
Wachovia Bank Commercial Mortgage Trust, FRN, 5.752%, 2047	89,972	14,751

		$1,033,058

Automotive – 2.3%
Allison Transmission, Inc., 11%, 2015 (n)	$290,000	$305,950
Ford Motor Credit Co. LLC, 12%, 2015	595,000	683,280
Goodyear Tire & Rubber Co., 10.5%, 2016	105,000	113,925

		$1,103,155

Basic Industry – 0.0%
TriMas Corp., 9.75%, 2017 (n)	$20,000	$19,950

Broadcasting – 4.6%
Allbritton Communications Co., 7.75%, 2012	$160,000	$158,800
Bonten Media Acquisition Co., 9%, 2015 (p)(z)	181,478	65,914
Intelsat Jackson Holdings Ltd., 9.5%, 2016	260,000	274,300
Lamar Media Corp., 6.625%, 2015	185,000	178,063
LBI Media Holdings, Inc., 11%, 2013	425,000	323,000
LBI Media, Inc., 8.5%, 2017 (z)	90,000	76,500
LIN TV Corp., 6.5%, 2013	160,000	152,800
Local TV Finance LLC, 9.25%, 2015 (p)(z)	231,525	122,515
Newport Television LLC, 13%, 2017 (n)(p)	270,281	126,300
Nexstar Broadcasting Group, Inc., 0.5% to 2011, 7% to 2014 (n)(p)	209,947	167,905

MFS Special Value Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Broadcasting – continued
Nexstar Broadcasting Group, Inc., 7%, 2014		$69,000	$55,200
Salem Communications Corp., 9.625%, 2016 (n)		35,000	36,925
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)		55,000	56,650
Univision Communications, Inc., 12%, 2014 (n)		65,000	70,200
Univision Communications, Inc., 10.5%, 2015 (n)(p)		347,325	291,666
Young Broadcasting, Inc., 8.75%, 2014 (d)		405,000	2,835

			$2,159,573

Brokerage & Asset Managers – 0.7%
Janus Capital Group, Inc., 6.95%, 2017		$205,000	$202,956
Nuveen Investments, Inc., 10.5%, 2015		110,000	101,750

			$304,706

Building – 2.0%
Associated Materials, Inc., 11.25%, 2014		$230,000	$230,000
Building Materials Corp. of America, 7.75%, 2014		105,000	109,069
CEMEX Finance Europe BV, 9.625%, 2017 (n)	EUR	60,000	84,438
Norcraft Cos., LP, 10.5%, 2015 (n)		$40,000	41,600
Nortek, Inc., 11%, 2013		190,844	200,386
Owens Corning, 9%, 2019		90,000	103,472
Ply Gem Industries, Inc., 11.75%, 2013		70,000	71,225
Ply Gem Industries, Inc., 13.125%, 2014 (z)		80,000	80,000
USG Corp., 9.75%, 2014 (n)		10,000	10,600

			$930,790

Business Services – 2.0%
First Data Corp., 9.875%, 2015		$315,000	$281,138
First Data Corp., 11.25%, 2016		155,000	129,425
Iron Mountain, Inc., 6.625%, 2016		140,000	135,800
SunGard Data Systems, Inc., 9.125%, 2013		45,000	45,788
SunGard Data Systems, Inc., 10.25%, 2015		290,000	300,875
Terremark Worldwide, Inc., 12%, 2017 (n)		55,000	60,913

			$953,939

Cable TV – 2.7%
CCO Holdings LLC, 8.75%, 2013		$330,000	$334,538
Charter Communications, Inc., 8.375%, 2014 (n)		105,000	106,838
Charter Communications, Inc., 10.875%, 2014 (n)		70,000	78,400
CSC Holdings, Inc., 8.5%, 2014 (n)		50,000	53,000
CSC Holdings, Inc., 8.5%, 2015 (n)		165,000	174,488
Mediacom LLC, 9.125%, 2019 (n)		65,000	65,000
Videotron LTEE, 6.875%, 2014		45,000	44,775
Virgin Media Finance PLC, 9.125%, 2016		303,000	315,120
Virgin Media Finance PLC, 9.5%, 2016		100,000	106,000

			$1,278,159

Chemicals – 1.9%
Ashland, Inc., 9.125%, 2017 (n)		$170,000	$185,300
Hexion Finance Escrow LLC, 8.875%, 2018 (z)		80,000	77,100
Hexion Specialty Chemicals, Inc., 9.75%, 2014		100,000	96,750
Huntsman International LLC, 5.5%, 2016 (n)		75,000	65,438
Lumena Resources Corp., 12%, 2014 (n)		250,000	220,076
Momentive Performance Materials, Inc., 12.5%, 2014 (n)		163,000	182,560
Momentive Performance Materials, Inc., 11.5%, 2016		92,000	79,810

			$907,034

Computer Software - Systems – 0.2%
DuPont Fabros Technology, Inc., 8.5%, 2017 (n)		$95,000	$97,375

MFS Special Value Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Construction – 0.2%
Lennar Corp., 12.25%, 2017	$60,000	$73,200

Consumer Products – 0.5%
ACCO Brands Corp., 10.625%, 2015 (n)	$15,000	$16,425
ACCO Brands Corp., 7.625%, 2015	60,000	56,250
Libbey Glass, Inc., 10%, 2015 (z)	15,000	15,188
Scotts Miracle-Gro Co., 7.25%, 2018	25,000	25,438
Visant Holding Corp., 8.75%, 2013	95,000	97,375

		$210,676

Consumer Services – 1.0%
KAR Holdings, Inc., 10%, 2015	$215,000	$227,900
KAR Holdings, Inc., FRN, 4.28%, 2014	75,000	69,375
Ticketmaster Entertainment, Inc., 10.75%, 2016	175,000	191,188

		$488,463

Containers – 1.0%
Graham Packaging Holdings Co., 9.875%, 2014	$305,000	$313,769
Owens-Illinois, Inc., 7.375%, 2016	130,000	135,200

		$448,969

Electronics – 0.6%
Avago Technologies Ltd., 11.875%, 2015	$105,000	$116,288
Freescale Semiconductor, Inc., 8.875%, 2014	165,000	146,850

		$263,138

Emerging Market Quasi-Sovereign – 0.5%
OAO Gazprom, 9.625%, 2013	$60,000	$67,050
Petroleos de Venezuela S.A., 5.25%, 2017	250,000	151,250

		$218,300

Emerging Market Sovereign – 0.3%
Republic of Argentina, 7%, 2011	$167,000	$157,346

Energy - Independent – 4.3%
Berry Petroleum Co., 10.25%, 2014	$85,000	$93,075
Chaparral Energy, Inc., 8.875%, 2017	165,000	143,550
Chesapeake Energy Corp., 9.5%, 2015	25,000	27,250
Forest Oil Corp., 8.5%, 2014	110,000	115,500
Hilcorp Energy I LP, 9%, 2016 (n)	160,000	166,000
McMoRan Exploration Co., 11.875%, 2014	160,000	174,400
Newfield Exploration Co., 6.625%, 2016	50,000	50,000
OPTI Canada, Inc., 8.25%, 2014	160,000	140,800
Penn Virginia Corp., 10.375%, 2016	160,000	176,200
Petrohawk Energy Corp., 10.5%, 2014	60,000	66,300
Pioneer Natural Resources Co., 6.875%, 2018	105,000	103,151
Pioneer Natural Resources Co., 7.5%, 2020	65,000	66,001
Quicksilver Resources, Inc., 8.25%, 2015	170,000	175,100
Range Resources Corp., 8%, 2019	145,000	154,425
SandRidge Energy, Inc., 9.875%, 2016 (n)	40,000	42,500
SandRidge Energy, Inc., 8%, 2018 (n)	235,000	233,825
Southwestern Energy Co., 7.5%, 2018	105,000	111,825

		$2,039,902

Energy - Integrated – 0.2%
CCL Finance Ltd., 9.5%, 2014 (n)	$105,000	$111,825

Entertainment – 1.0%
AMC Entertainment, Inc., 11%, 2016	$155,000	$166,625
AMC Entertainment, Inc., 8.75%, 2019	200,000	207,000

MFS Special Value Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Entertainment – continued
Cinemark USA, Inc., 8.625%, 2019		$75,000	$78,188

			$451,813

Financial Institutions – 2.1%
CIT Group, Inc., 7%, 2017		$175,000	$149,188
GMAC, Inc., 6.875%, 2011		128,000	128,000
GMAC, Inc., 7%, 2012		80,000	79,400
GMAC, Inc., 6.75%, 2014		220,000	213,950
GMAC, Inc., 8%, 2031		129,000	123,518
International Lease Finance Corp., 5.625%, 2013		355,000	292,111

			$986,167

Food & Beverages – 0.9%
ARAMARK Corp., 8.5%, 2015		$105,000	$105,263
B&G Foods, Inc., 7.625%, 2018		40,000	40,400
Dean Foods Co., 7%, 2016		150,000	146,250
Pinnacle Foods Finance LLC, 9.25%, 2015		130,000	130,650

			$422,563

Forest & Paper Products – 2.3%
Abitibi-Consolidated, Inc., 7.4%, 2018 (d)		$130,000	$27,950
Cascades, Inc., 7.75%, 2017 (n)		70,000	71,400
Cellu Tissue Holdings, Inc., 11.5%, 2014		175,000	194,250
Georgia-Pacific Corp., 7.125%, 2017 (n)		115,000	117,875
Georgia-Pacific Corp., 8%, 2024		105,000	109,200
Georgia-Pacific Corp., 7.25%, 2028		30,000	28,950
Jefferson Smurfit Corp., 8.25%, 2012 (d)		55,000	45,925
JSG Funding PLC, 7.75%, 2015		30,000	29,250
Millar Western Forest Products Ltd., 7.75%, 2013		470,000	380,700
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	50,000	68,978

			$1,074,478

Gaming & Lodging – 5.2%
Ameristar Casinos, Inc., 9.25%, 2014 (n)		$65,000	$67,113
Boyd Gaming Corp., 6.75%, 2014		145,000	134,125
Firekeepers Development Authority, 13.875%, 2015 (n)		190,000	217,550
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2049 (d)(n)		290,000	2,900
Harrah’s Operating Co., Inc., 11.25%, 2017		100,000	106,250
Harrah’s Operating Co., Inc., 10%, 2018		66,000	52,470
Harrah’s Operating Co., Inc., 10%, 2018		290,000	230,550
Host Hotels & Resorts, Inc., 7.125%, 2013		75,000	75,563
Host Hotels & Resorts, Inc., 6.75%, 2016		130,000	127,075
Host Hotels & Resorts, Inc., 9%, 2017 (n)		65,000	69,550
MGM Mirage, 6.75%, 2013		245,000	222,950
MGM Mirage, 10.375%, 2014 (n)		20,000	21,950
MGM Mirage, 7.5%, 2016		110,000	91,850
MGM Mirage, 11.125%, 2017 (n)		60,000	67,500
MTR Gaming Group, Inc., 9%, 2012		80,000	65,600
Newland International Properties Corp., 9.5%, 2014 (n)		156,000	140,400
Penn National Gaming, Inc., 8.75%, 2019 (n)		105,000	107,100
Pinnacle Entertainment, Inc., 7.5%, 2015		200,000	185,000
Royal Caribbean Cruises Ltd., 7%, 2013		95,000	94,288
Royal Caribbean Cruises Ltd., 11.875%, 2015		90,000	105,075
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018		55,000	54,863
Station Casinos, Inc., 6%, 2012 (d)		208,000	35,360
Station Casinos, Inc., 6.5%, 2014 (d)		345,000	1,725
Station Casinos, Inc., 6.875%, 2016 (d)		565,000	2,825
Station Casinos, Inc., 7.75%, 2016 (d)		72,000	12,780

MFS Special Value Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – continued
Wyndham Worldwide Corp., 6%, 2016	$150,000	$145,238

		$2,437,650

Industrial – 0.8%
Altra Holdings, Inc., 8.125%, 2016 (n)	$70,000	$72,275
Aquilex Corp., 11.125%, 2016 (n)	45,000	46,800
Baldor Electric Co., 8.625%, 2017	105,000	106,838
Great Lakes Dredge & Dock Corp., 7.75%, 2013	85,000	85,000
Johnsondiversey Holdings, Inc., 8.25%, 2019 (n)	65,000	67,438

		$378,351

Insurance – 0.3%
ING Groep N.V., 5.775% to 2015, FRN to 2049	$190,000	$149,502

Insurance - Property & Casualty – 0.9%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)	$125,000	$137,500
USI Holdings Corp., 9.75%, 2015 (z)	310,000	287,525

		$425,025

Machinery & Tools – 0.3%
Rental Service Corp., 9.5%, 2014	$135,000	$136,688

Major Banks – 0.4%
Bank of America Corp., 8% to 2018, FRN to 2049	$160,000	$151,912
Royal Bank of Scotland Group PLC, FRN, 7.648%, 2049	65,000	50,628

		$202,540

Medical & Health Technology & Services – 5.1%
Biomet, Inc., 10%, 2017	$65,000	$70,688
Biomet, Inc., 11.625%, 2017	355,000	390,500
DaVita, Inc., 6.625%, 2013	71,000	71,178
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	120,000	134,400
HCA, Inc., 9%, 2014	320,000	319,208
HCA, Inc., 9.25%, 2016	115,000	121,325
HCA, Inc., 8.5%, 2019 (n)	100,000	105,750
HealthSouth Corp., 8.125%, 2020	155,000	151,900
Psychiatric Solutions, Inc., 7.75%, 2015	65,000	62,238
Psychiatric Solutions, Inc., 7.75%, 2015 (n)	35,000	32,638
Surgical Care Affiliates, Inc., 10%, 2017 (n)	185,000	182,225
Tenet Healthcare Corp., 9.25%, 2015	115,000	119,025
U.S. Oncology, Inc., 10.75%, 2014	130,000	135,525
United Surgical Partners International, Inc., 8.875%, 2017	30,000	30,825
United Surgical Partners International, Inc., 9.25%, 2017 (p)	50,000	52,063
Universal Hospital Services, Inc., 8.5%, 2015 (p)	185,000	180,838
Universal Hospital Services, Inc., FRN, 3.859%, 2015	35,000	29,925
VWR Funding, Inc., 11.25%, 2015 (p)	221,812	231,794

		$2,422,045

Metals & Mining – 1.4%
Bumi Capital Pte. Ltd., 12%, 2016	$200,000	$205,500
Cloud Peak Energy, Inc., 8.25%, 2017 (n)	85,000	87,125
Cloud Peak Energy, Inc., 8.5%, 2019 (n)	85,000	88,400
FMG Finance Ltd., 10.625%, 2016 (n)	150,000	169,875
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017	90,000	97,875

		$648,775

Natural Gas - Distribution – 0.5%
Inergy LP, 6.875%, 2014	$215,000	$214,463

Natural Gas - Pipeline – 1.3%
Atlas Pipeline Partners LP, 8.125%, 2015	$145,000	$134,125

MFS Special Value Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Natural Gas - Pipeline – continued
Atlas Pipeline Partners LP, 8.75%, 2018	$145,000	$134,125
El Paso Corp., 8.25%, 2016	75,000	80,813
El Paso Corp., 7%, 2017	55,000	56,232
El Paso Corp., 7.75%, 2032	55,000	54,664
MarkWest Energy Partners LP, 6.875%, 2014	120,000	117,600
MarkWest Energy Partners LP, 8.75%, 2018	30,000	31,200

		$608,759

Network & Telecom – 2.2%
Cincinnati Bell, Inc., 8.375%, 2014	$280,000	$282,100
Citizens Communications Co., 9%, 2031	40,000	39,600
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	185,000	197,025
Qwest Communications International, Inc., 7.25%, 2011	140,000	140,000
Qwest Communications International, Inc., 8.375%, 2016	60,000	65,700
Qwest Communications International, Inc., 7.125%, 2018 (z)	105,000	102,375
Windstream Corp., 8.625%, 2016	200,000	205,250

		$1,032,050

Oil Services – 0.6%
Allis-Chalmers Energy, Inc., 8.5%, 2017	$100,000	$90,000
Basic Energy Services, Inc., 7.125%, 2016	50,000	43,000
McJunkin Red Man Holding Corp., 9.5%, 2016 (z)	55,000	54,863
Trico Shipping A.S., 11.875%, 2014 (n)	105,000	110,250

		$298,113

Oils – 0.3%
Holly Corp., 9.875%, 2017 (n)	$35,000	$37,100
Petroplus Holdings AG, 9.375%, 2019 (n)	100,000	99,000

		$136,100

Other Banks & Diversified Financials – 0.7%
Capital One Financial Corp., 10.25%, 2039	$60,000	$68,689
CenterCredit International B.V., 8.625%, 2014	100,000	97,500
Credit Acceptance Corp., 9.125%, 2017 (z)	60,000	59,175
LBG Capital No.1 PLC, 7.875%, 2020 (z)	100,000	88,000

		$313,364

Precious Metals & Minerals – 0.7%
Teck Resources Ltd., 9.75%, 2014	$60,000	$68,550
Teck Resources Ltd., 10.25%, 2016	35,000	39,988
Teck Resources Ltd., 10.75%, 2019	205,000	241,388

		$349,926

Printing & Publishing – 1.5%
American Media Operations, Inc., 9%, 2013 (p)(z)	$21,676	$13,618
American Media Operations, Inc., 14%, 2013 (p)(z)	231,735	142,626
Morris Publishing, 7%, 2013 (d)	220,000	73,975
Nielsen Finance LLC, 10%, 2014	190,000	197,600
Nielsen Finance LLC, 11.5%, 2016	95,000	106,400
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016	141,000	129,015
Tribune Co., 5.25%, 2015 (d)	125,000	35,000

		$698,234

Railroad & Shipping – 0.2%
Kansas City Southern Railway, 8%, 2015	$75,000	$77,156

Real Estate – 0.3%
CB Richard Ellis Group, Inc., 11.625%, 2017	$120,000	$135,000

Retailers – 3.1%
Couche-Tard, Inc., 7.5%, 2013	$55,000	$55,688

MFS Special Value Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Retailers – continued
Dollar General Corp., 11.875%, 2017 (p)		$62,000	$71,300
Federated Retail Holdings, Inc., 5.9%, 2016		125,000	119,375
General Nutrition Centers, Inc., FRN, 5.177%, 2014 (p)		210,000	194,775
Limited Brands, Inc., 5.25%, 2014		115,000	110,975
Limited Brands, Inc., 6.95%, 2033		40,000	34,600
Macy’s Retail Holdings, Inc., 5.75%, 2014		120,000	120,300
Neiman Marcus Group, Inc., 10.375%, 2015		225,000	220,500
Sally Beauty Holdings, Inc., 10.5%, 2016		230,000	246,100
Toys “R” Us, Inc., 7.625%, 2011		45,000	46,463
Toys “R” Us, Inc., 10.75%, 2017 (n)		140,000	155,050
Toys “R” Us, Inc., 8.5%, 2017 (n)		60,000	61,800

			$1,436,926

Specialty Stores – 0.4%
Payless ShoeSource, Inc., 8.25%, 2013		$191,000	$195,059

Supermarkets – 0.2%
SUPERVALU, Inc., 8%, 2016		$70,000	$70,000

Telecommunications - Wireless – 2.5%
Cricket Communications, Inc., 7.75%, 2016		$95,000	$95,594
Crown Castle International Corp., 9%, 2015		80,000	86,700
Crown Castle International Corp., 7.75%, 2017 (n)		60,000	64,650
Crown Castle International Corp., 7.125%, 2019		160,000	158,800
Nextel Communications, Inc., 6.875%, 2013		125,000	116,563
NII Holdings, Inc., 10%, 2016 (n)		95,000	99,275
SBA Communications Corp., 8.25%, 2019 (n)		35,000	36,750
Sprint Nextel Corp., 8.375%, 2017		140,000	136,500
Sprint Nextel Corp., 8.75%, 2032		65,000	58,500
Wind Acquisition Finance S.A., 12%, 2015 (n)		300,000	323,250

			$1,176,582

Telephone Services – 0.2%
Frontier Communications Corp., 8.125%, 2018		$115,000	$115,863

Tobacco – 0.2%
Alliance One International, Inc., 10%, 2016 (n)		$105,000	$111,300

Transportation - Services – 1.3%
Commercial Barge Line Co., 12.5%, 2017		$150,000	$156,375
Eurocar Groupe S.A., FRN, 4.214%, 2013 (n)	EUR	140,000	169,846
Hertz Corp., 8.875%, 2014		$175,000	176,313
Navios Maritime Holdings, Inc., 8.875%, 2017 (n)		105,000	108,675

			$611,209

Utilities - Electric Power – 3.2%
AES Corp., 8%, 2017		$285,000	$287,138
Calpine Corp., 8%, 2016 (n)		125,000	127,500
Dynegy Holdings, Inc., 7.5%, 2015 (n)		85,000	75,650
Edison Mission Energy, 7%, 2017		205,000	161,950
Energy Future Holdings, 10%, 2020 (z)		65,000	66,788
Mirant Americas Generation LLC, 8.5%, 2021		250,000	240,000
NGC Corp. Capital Trust, 8.316%, 2027		275,000	165,000
Texas Competitive Electric Holdings LLC, 10.25%, 2015		515,000	402,988

			$1,527,014

Total Bonds			$32,551,466

Floating Rate Loans (g)(r) – 3.4%
Aerospace – 0.1%
Hawker Beechcraft Acquisition Co. LLC, Term Loan, 10.5%, 2014		$67,317	$63,210

MFS Special Value Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans (g)(r) – continued
Automotive – 0.4%
Accuride Corp., Term Loan, 9.25%, 2013	$22,909	$22,884
Federal-Mogul Corp., Term Loan B, 2.17%, 2014	190,649	161,336

		$184,220

Broadcasting – 0.6%
Gray Television, Inc., Term Loan B, 3.75%, 2014	$84,244	$77,294
Local TV Finance LLC, Term Loan B, 2.26%, 2013	11,549	10,048
Young Broadcasting, Inc., Incremental Term Loan, 4.75%, 2012 (d)	70,034	54,977
Young Broadcasting, Inc., Term Loan, 4.75%, 2012 (d)	189,973	149,129

		$291,448

Building – 0.3%
Building Materials Holding Corp., Term Loan, 3%, 2014	$23,808	$23,173
Roofing Supply Group, Inc., Term Loan, 7.24%, 2013	126,379	119,639

		$142,812

Chemicals – 0.7%
LyondellBasell, DIP Term Loan, 9.17%, 2010 (q)	$28,075	$29,247
LyondellBasell, DIP Term Loan B-3, 5.79%, 2010 (o)	77,384	80,915
LyondellBasell, Dutch Tranche Revolving Credit Loan, 3.73%, 2014	4,904	3,546
LyondellBasell, Dutch Tranche Term Loan, 3.73%, 2013	11,100	8,027
LyondellBasell, German Tranche Term Loan B-1, 3.98%, 2014	14,078	10,180
LyondellBasell, German Tranche Term Loan B-2, 3.98%, 2014	14,078	10,180
LyondellBasell, German Tranche Term Loan B-3, 3.98%, 2014	14,078	10,180
LyondellBasell, U.S. Tranche Revolving Credit Loan, 3.73%, 2014	18,389	13,298
LyondellBasell, U.S. Tranche Term Loan, 3.73%, 2014	35,037	25,336
LyondellBasell, U.S. Tranche Term Loan B-1, 7%, 2014	61,090	44,176
LyondellBasell, U.S. Tranche Term Loan B-2, 7%, 2014	61,090	44,176
LyondellBasell, U.S. Tranche Term Loan B-3, 7%, 2014	61,090	44,176

		$323,437

Gaming & Lodging – 0.4%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 3.5%, 2014	$450,000	$66,000
MGM Mirage, Term Loan B, 6%, 2011 (o)	105,962	101,883

		$167,883

Printing & Publishing – 0.4%
Tribune Co., Incremental Term Loan B, 5.25%, 2014 (d)	$292,517	$166,735

Specialty Stores – 0.3%
Michaels Stores, Inc., Term Loan B1, 2.56%, 2013	$72,533	$65,347
Michaels Stores, Inc., Term Loan B2, 4.81%, 2016	95,639	90,937

		$156,284

Utilities - Electric Power – 0.2%
Texas Competitive Electric Holdings Co. LLC, Term Loan B-3, 3.73%, 2014	$130,789	$106,175

Total Floating Rate Loans		$1,602,204

Common Stocks – 24.0%
Aerospace – 0.8%
Lockheed Martin Corp.	5,160	$384,523

Automotive – 0.7%
Johnson Controls, Inc.	12,020	$334,517

Broadcasting – 0.7%
Omnicom Group, Inc.	8,960	$316,288
Supermedia, Inc. (a)	172	6,245

		$322,533

Brokerage & Asset Managers – 0.8%
Charles Schwab Corp.	19,450	$355,741

MFS Special Value Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Chemicals – 1.2%
3M Co.	3,430	$276,081
PPG Industries, Inc.	5,070	297,508

		$573,589

Computer Software - Systems – 0.7%
Hewlett-Packard Co.	7,060	$332,314

Construction – 0.4%
Nortek, Inc. (a)	4,694	$183,066

Consumer Products – 1.0%
Procter & Gamble Co.	7,340	$451,777

Electrical Equipment – 0.8%
Danaher Corp.	5,120	$365,312

Energy - Independent – 2.7%
Anadarko Petroleum Corp.	5,060	$322,727
Apache Corp.	4,930	486,936
Noble Energy, Inc.	5,880	434,767

		$1,244,430

Energy - Integrated – 0.6%
Exxon Mobil Corp.	4,670	$300,888

Food & Beverages – 1.4%
General Mills, Inc.	4,210	$300,215
PepsiCo, Inc.	5,970	355,931

		$656,146

Food & Drug Stores – 0.7%
Kroger Co.	15,950	$341,809

Gaming & Lodging – 0.3%
Royal Caribbean Cruises Ltd. (a)	5,020	$130,972

General Merchandise – 1.1%
Macy’s, Inc.	8,390	$133,653
Target Corp.	7,290	373,758

		$507,411

Insurance – 1.4%
MetLife, Inc.	10,020	$353,906
Travelers Cos., Inc.	5,540	280,712

		$634,618

Leisure & Toys – 0.3%
Hasbro, Inc.	5,290	$161,610

Major Banks – 2.0%
Bank of America Corp.	22,270	$338,059
Goldman Sachs Group, Inc.	2,300	342,056
State Street Corp.	6,090	261,139

		$941,254

Medical Equipment – 1.6%
Becton, Dickinson & Co.	2,960	$223,095
Medtronic, Inc.	12,840	550,708

		$773,803

Metals & Mining – 0.2%
Nucor Corp.	2,360	$96,288

Network & Telecom – 0.4%
Nokia Corp., ADR	12,210	$167,155

MFS Special Value Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer			Shares/Par	Value ($)
Common Stocks – continued
Oil Services – 0.3%
Halliburton Co.			5,230	$152,768

Pharmaceuticals – 0.8%
Abbott Laboratories			7,280	$385,403

Printing & Publishing – 0.2%
American Media, Inc. (a)			3,970	$11,395
Dex One Corp. (a)			1,708	57,320
Golden Books Family Entertainment, Inc. (a)			53,266	0
World Color Press, Inc. (a)			1,209	13,916

				$82,631

Special Products & Services – 0.0%
Mark IV Industries LLC, Common Units, “A” (a)			180	$2,700

Telecommunications - Wireless – 0.7%
Vodafone Group PLC, ADR			15,860	$340,356

Telephone Services – 0.6%
Adelphia Business Solutions, Inc. (a)			40,000	$0
CenturyTel, Inc.			8,800	299,288

				$299,288

Trucking – 0.5%
United Parcel Service, Inc., “B”			3,950	$228,192

Utilities - Electric Power – 1.1%
Dominion Resources, Inc.			7,600	$284,696
PG&E Corp.			5,350	225,984

				$510,680

Total Common Stocks				$11,261,774

Preferred Stocks – 0.6%
Broadcasting – 0.3%
Spanish Broadcasting Systems, Inc., “B”, 10.75% (p)			795	$119,250

Financial Institutions – 0.1%
GMAC, Inc., 7% (z)			93	$66,466

Major Banks – 0.2%
Bank of America Corp., 8.625%			4,000	$98,160

Total Preferred Stocks				$283,876

Warrants – 0.0%
	Strike Price	First Exercise
Printing & Publishing – 0.0%
World Color Press, Inc. (1 share for 1 warrant) (a)	$13.00	8/26/09	685	$3,768
World Color Press, Inc. (1 share for 1 warrant) (a)	16.30	8/26/09	685	2,603

Total Warrants				$6,371

Money Market Funds (v) – 0.8%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value			387,390	$387,390

Total Investments				$46,093,081

Other Assets, Less Liabilities – 2.0%				961,006

Net Assets – 100.0%				$47,054,087

(a)	Non-income producing security.
(d)	Non-income producing security - in default.
(e)	The rate shown represents a current effective yield, not a coupon rate.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

MFS Special Value Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $7,071,848, representing 15.0% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security.
(q)	All or a portion of this position represents an unfunded loan commitment. The rate shown represents a weighted average coupon rate on the full position, including the unfunded loan commitment which has no current coupon rate.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
American Media Operations, Inc., 9%, 2013	1/29/09 - 10/15/09	$14,890	$13,618
American Media Operations, Inc., 14%, 2013	1/29/09 - 10/15/09	138,486	142,626
Anthracite Ltd., CDO, 6%, 2037	5/14/02	382,551	22,500
Banc of America Commercial Mortgage, Inc., FRN, 6.209%, 2051	6/19/08	238,127	84,712
Bonten Media Acquisition Co., 9%, 2015	5/22/07 - 11/15/09	181,930	65,914
Credit Acceptance Corp., 9.125%, 2017	1/25/10	58,497	59,175
Energy Future Holdings, 10%, 2020	1/07/10	66,000	66,788
Falcon Franchise Loan LLC, FRN, 3.669%, 2025	1/29/03	43,231	28,407
GMAC, Inc., 7% (Preferred Stock)	12/26/08 - 10/06/09	71,610	66,466
Hexion Finance Escrow LLC, 8.875%, 2018	1/14/10 - 1/26/10	78,561	77,100
LBG Capital No.1 PLC, 7.875%, 2020	1/08/10	90,029	88,000
LBI Media, Inc., 8.5%, 2017	7/18/07	88,515	76,500
Libbey Glass, Inc., 10%, 2015	1/28/10	14,712	15,188
Local TV Finance LLC, 9.25%, 2015	11/09/07 - 11/30/09	224,922	122,515
McJunkin Red Man Holding Corp., 9.5%, 2016	1/26/10 - 1/22/10	55,838	54,863
Morgan Stanley Capital I, Inc., FRN, 1.253%, 2039	1/20/04	16,196	9,681
Ply Gem Industries, Inc., 13.125%, 2014	1/06/10	77,733	80,000
Preferred Term Securities XII Ltd., CDO, 0%, 2033	1/07/05	236,250	45
Preferred Term Securities XVI Ltd., CDO, 0%, 2035	12/08/04	300,000	30
Preferred Term Securities XVII Ltd., CDO, 0%, 2035	3/09/05	187,000	19
Qwest Communications International, Inc., 7.125%, 2018	1/07/10 - 1/08/10	103,501	102,375
USI Holdings Corp., 9.75%, 2015	4/26/07 - 11/28/07	297,384	287,525

Total Restricted Securities			$1,464,047
% of Net Assets			3.1%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
CDO	Collateralized Debt Obligation
DIP	Debtor-in-Possession
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Special Value Trust

Supplemental Information (Unaudited) 1/31/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of January 31, 2010 in valuing the fund’s assets or liabilities carried at market value:

MFS Special Value Trust

Supplemental Information (Unaudited) 1/31/10 - continued

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$10,584,026	$428,802	$11,395	$11,024,223
United Kingdom	340,356	—	—	340,356
Finland	167,155	—	—	167,155
Canada	20,287	—	—	20,287
Non-U.S. Sovereign Debt	—	375,646	—	375,646
Corporate Bonds	—	26,292,534	—	26,292,534
Commercial Mortgage-Backed Securities	—	1,010,464	—	1,010,464
Asset-Backed Securities (including CDOs)	—	22,594	—	22,594
Foreign Bonds	—	4,850,228	—	4,850,228
Floating Rate Loans	—	1,602,204	—	1,602,204
Mutual Funds	387,390	—	—	387,390

Total Investments	$11,499,214	$34,582,472	$11,395	$46,093,081

Other Financial Instruments
Forward Currency Contracts	$—	$24,488	$—	$24,488

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

Balance as of 10/31/09	$5,320
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation) on Level 3 securities still held as of 1/31/10	6,075
Change in unrealized appreciation (depreciation) on securities transferred out of Level 3 as of 1/31/10	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 1/31/10	$11,395

The net change in unrealized appreciation (depreciation) from investments still held as Level 3 at January 31, 2010 is $6,075.

In January 2010, Accounting Standards Update (ASU) No. 2010-06, Improving Disclosures about Fair Value Measurements (the “Update”) was issued, and is effective for interim and annual reporting periods beginning after December 15, 2009. This Update provides for expanded disclosures about fair value measurements. Management is evaluating the application of the Update to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Update in the fund’s financial statements.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$50,040,454

Gross unrealized appreciation	$2,814,833
Gross unrealized depreciation	(6,762,206)

Net unrealized appreciation (depreciation)	$(3,947,373)

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS Special Value Trust

Supplemental Information (Unaudited) 1/31/10 - continued

(3) Derivative Contracts at 1/31/10

Forward Foreign Currency Exchange Contracts at 1/31/10

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	EUR	Barclays Bank PLC	183,000	3/15/10	$267,914	$253,704	$14,210
SELL	EUR	UBS AG	144,991	3/15/10	211,831	201,009	10,822

							$25,032

Liability Derivatives
BUY	EUR	HSBC Bank	11,466	3/15/10	$16,440	$15,896	$(544)

At January 31, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Instiutional Money Market Portfolio	400,012	3,357,870	(3,370,492)	387,390

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Instiutional Money Market Portfolio	$—	$—	$314	$387,390

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SPECIAL VALUE TRUST

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: March 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: March 22, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 22, 2010

*	Print name and title of each signing officer under his or her signature.